RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 11:-	RELATED PARTIES BALANCES AND TRANSACTIONS

Balances with related parties:

	December 31,
	2016	2015

Convertible Notes (e)	$892	$728

Other accounts payable (b), (c)	$65	$36

Loans from related parties (a), (g)	$379	$29

Additional paid in capital (f)	$304	$-

Related parties' expenses:

	Year ended December 31,
	2016	2015
Amounts charged to:

General and administrative expenses (d), (f)	$220	$227

Research and Development expenses (b), (c)	$29	$76

Financial expense (a), (e), (g)	$82	$50

a.
On April 9, 2012, the Company signed a loan agreement with one of its shareholders for a total amount of $27. The loan bears an interest of 3% per annum and is payable on the earlier of December 31, 2015 or in two installments of $20 and $7. On November 2012, an amount of $20 was repaid by the Company.

On February 10, 2014, the Company signed a loan agreement with one of its shareholders for a total amount of $22. The loan bears an interest of 4% per annum.

For the year ended December 31, 2016, the Company recorded expenses regarding all aforesaid loans in the amounts of $1.

b.
On September 9, 2012, the Company signed an agreement (which was amended at November 8, 2012) with a consultant, who is also one of the Company's shareholders. According to the agreement and amendment, the consultant will serve as the Company's Chief Medical Officer for a consideration of approximately $3 per month. For the year ended December 31, 2015, the company recorded expenses in the amount of $20.

c.
On December 15, 2012, the Company signed an agreement (which was amended at October 21, 2014) with a consultant, who is also one of the Company's shareholders. According to the agreement and amendment, the consultant will serve as the Company's Chief Scientific Officer based on hourly rate. For the years ended December 31, 2016 and 2015, the Company recorded expenses in the amount of $29 and $56.

d.
On November 26, 2012, the Company signed an agreement with a consultant, who is also a related party of the Company. According to the agreement, the Company will receive legal and notary services from the consultant. For the year ended December 31, 2015, the Company recorded expenses in the amount of $15.

e.
Commencing December 2013, the Company signed a certain convertible note agreements of which consideration of $892 and $728 were with related parties as of December 31, 2016 and 2015 respectively (see also Note 7 for further details). The Convertible notes bear an interest rate of 8% per annum compounded annually. For the years ended December 31, 2016 and 2015, the Company recorded finance expenses in the amounts of $72 and $50, respectively.

f.
On October 1, 2014, the Company signed an agreement with a consultant, who is also one of the Company's shareholders. According to the agreement, the consultant will serve as the Company's Chief Executive Officer based on monthly rate.

On September 17, 2015, we entered into an employment agreement with Amir Avniel, employing him on full-time basis as our Chief Executive Officer of the Company, effective as of January 1, 2016. Under the agreement, Mr. Avniel was entitled to a base salary of approximately $16 thousand per month.

In addition, Mr. Avniel shall be entitled to receive an annual cash bonus, provided that he is still employed by the Company on the date of payment thereof (the “Payment Date”), subject to certain milestones and performance targets to be determined by the Board of Directors at its sole discretion. In addition to the foregoing, and subject to the terms and conditions set forth herein, the Employee shall be entitled to receive a cash bonus of $50 thousands upon the closing of a Qualified Financing (as hereinafter defined), provided that he is still employed by the Company on the Payment Date (the “Qualified Financing Bonus”). The Qualified Financing Bonus shall be payable in cash.

The term “Qualified Financing” shall mean the earlier of (i) the sale and issuance by the Parent Company of equity and/or debt securities in which the Parent Company shall receive gross proceeds of at least $10 million; or (ii) the closing of an underwritten public offering of the Parent Company's securities in which the Parent Company shall receive gross proceeds of at least $10 million.

For the years ended December 31, 2016 and 2015, the Company recorded expenses in the amount of $220 and $212, respectively.

In November 2016, the Company's Chief Executive Officer has waived all his requirements for certain debts of the Company to him in total amount of $304.

g.
In 2016, the Company entered into loan agreement with existing shareholders pursuant to which the Company received amount of $340 ("Loan") which bears an interest rate of 16% per annum and shall be fully repaid in 12 months from the date it was funded. In case that full payment of the Loan at any time within 90 days of the funding, a minimum interest rate of 4% of the Loan shall be paid along with the Loan principal.

Subsequent to December 31, 2016, the Company received additional loan amounted to $57 with the same terms as mentioned above. In addition, the Company repaid portion of the loan amounted to $150 to one of its shareholders (see also Note 14d).

For the year ended December 31, 2016, the Company recorded expenses regarding all aforesaid loans in the amounts of $9.